Investment Held in Trust Account	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Spartacus Acquisition Corp [Member]
Investment Held in Trust Account [Line Items]
Investment Held in Trust Account

Note 6 — Investment Held in Trust Account

As of December 31, 2020, investments in the Company’s Trust Account consisted of $5,071 in U.S. Money Market and $203,023,911 in U.S. Treasury Securities. All of the U.S. Treasury Securities mature on February 25, 2021. The Company classifies its United States Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities”. Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss and fair value of held to maturity securities on December 31, 2020 are as follows:

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$5,071	$—	$—	$5,071
U.S. Treasury Securities	203,023,911	6,784	—	203,030,695
	$203,028,982	$6,784	$—	$203,035,766

Note 6 — Investment Held in Trust Account

As of September 30, 2021, investments in the Trust Account consisted of $203,007,413 in U.S. Money Market funds. The Company classifies its U.S. Treasury securities as held-to-maturity in accordance with FASB ASC 320 “Investments — Debt and Equity Securities.” Held-to-maturity treasury securities are recorded at amortized cost and adjusted for the amortization or accretion of premiums or discounts. The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments. The carrying value approximates the fair value due to its short-term maturity. The carrying value, excluding gross unrealized holding loss, and fair value of held to maturity securities on September 30, 2021 and December 31, 2020 are as follows:

September 30, 2021	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of
U.S. Money Market	$203,007,413	$—	$—	$203,007,413
U.S. Treasury Securities	—	—	—	—
	$203,007,413	$—	$—	$203,007,413
December 31, 2020	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of
U.S. Money Market	$5,071	$—	$—	$5,071
U.S. Treasury Securities	203,023,911	6,784	—	203,030,695
	$203,028,982	$6,784	$—	$203,035,766